Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Insurance limit	$ 69,557				¥ 500,000
Notes receivable (in Dollars)	$ 22,543
Estimated economic useful lives	50 years				50 years
Total expenses incurred (in Dollars)	$ 121,845		$ 101,239
VAT rate	13.00%
Operating segment	1
Reportable segment	1
Accounts receivable (in Dollars)	$ 12,189,689	$ 12,956,811		$ 12,956,811
Yangzhou Bangshijie [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	10.00%				10.00%
Nanjing Bangshijie [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	5.00%				5.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Total contract price	90.00%
Expiration the warranty period	3.00%
Warranty period	1 year
Percentage of warranty deposit	3.00%				3.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Total contract price	97.00%
Expiration the warranty period	10.00%
Warranty period	5 years
Percentage of warranty deposit	10.00%				10.00%
Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable (in Dollars)	$ 7,730,000	8,050,000.00		8,050,000.00
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable (in Dollars)		$ 1,655,031		$ 1,655,031
Concentration risk percentage		10.70%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	53.00%			52.00%